24. Other Income and Other Expenses	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Note 24. Other Income and Other Expenses

Note 24.  Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2014	2013
Income
Income from investment in Partners	$272,820	$287,252

Expenses
Outsourcing expense	$420,355	$166,159
Service contracts - administration	420,426	557,137
Marketing	275,915	321,586
State deposit tax	544,737	532,592
Amortization of tax credit investments	443,832	473,842
ATM fees	365,813	401,147
Telephone	326,473	358,801
FDIC Insurance	374,703	376,022